Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 14:- EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Share Incentive Plan:

In 2011, the Company’s board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company’s employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 8,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company’s previously existing share incentive plans.

Upon the lapse of ten years following the adoption of the 2011 Plan, no further grants could be made under the plan. Consequently, in August 2021, we adopted our 2021 Share Incentive Plan (the “2021 Plan”), and all Common Shares that were reserved for issuance under the 2011 Plan and not subject to outstanding grants were transferred to the 2021 Plan. Even after our adoption of the 2021 Plan, all outstanding grants that were made under the 2011 Plan remain subject to the terms of the 2011 Plan. Common Shares underlying an award granted under the 2011 Plan that has expired, or is cancelled, terminated or forfeited for any reason, without having been exercised, are available for issuance under the 2021 Plan in accordance with the terms of the 2021 Plan.

As of December 31, 2024, 1,419,241 common shares of the Company were available for future grant under the 2021 Plan. Any options granted under the 2021 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2021 Plan.

A summary of the stock option activities in the year ended on December 31, 2024 is as follows:

	Year ended December 31, 2024
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2024	1,945,500	24.52	3.71	9,118
Granted	145,000	30.83
Exercised	(123,785)	18.73
Expired and forfeited	(298,715)	24.03

Outstanding on December 31, 2024	1,668,000	24.96	3.11	4,977

Vested and expected to vest	1,668,000	24.96	3.11	4,977

Exercisable on December 31, 2024	834,900	25.07	2.67	$2,339

The weighted average grant date fair values of the options granted during the years ended December 31, 2024, 2023 and 2022 were $9.02, $6.51 and $7.22, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $1,913, $851 and $250, respectively.

The options outstanding under the Company’s option plans as of December 31, 2024 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2024	Term	price	2024	Exercisable
		(Years)	$		$

13.31	5,000	0.59	13.31	5,000	13.31
17.69-20.61	512,000	4.09	19.64	224,150	19.42
21.46-23.12	236,500	2.85	21.81	125,500	22.12
26.71-28.03	662,500	2.10	27.91	390,000	27.93
28.35-32.91	217,000	3.80	30.03	90,250	31.54
38.61	35,000	5.58	38.61	-	-

	1,668,000	3.11	24.96	834,900	25.07

A summary of the RSU activities in the year ended on December 31, 2024, is as follows:

	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2024	72,823	27.95
Granted	-	-
Vested	(30,206)	27.67
Expired and forfeited	(42,617)	28.13

Unvested on December 31, 2024	-	-

The total equity-based compensation expenses related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2024, 2023 and 2022, was $2,952, $3,621 and $3,835, respectively. Such expenses are recorded as part selling, marketing, general and administrative expenses in the Company’s consolidated statements of income.

c.	As of December 31, 2024, there was $4,086 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 1.51 years.

d.	Dividend:

On March 25, 2024, based on the results of the six months period commencing July 2023 until December 31, 2023, the Company’s board of directors approved the distribution of a cash dividend of $0.28 per common share for a total amount of $15,635 that was paid in April 2024.

On August 15, 2024, the Company’s board of directors approved the distribution, based on 2024 first half results, of a cash dividend of $0.29 per common share for a total amount of $16,188 that was paid in September 2024.